Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Corporate Bonds (0.3%)	Shares/ Par +	Value $ (000’s)

Industrial (0.3%)
Vessel Management Services, Inc. 3.432%, 8/15/36	361,000	320

Total		320

Total Corporate Bonds (Cost: $361)		320

Governments (118.9%)

Governments (118.9%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	103
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	3,446
0.000%, 4/15/28 IO	400,000	321
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO	500,000	362
US Treasury
1.125%, 5/15/40	6,790,000	3,897
1.125%, 8/15/40	45,990,000	26,142
1.375%, 11/15/40	11,200,000	6,629
1.375%, 8/15/50	1,080,000	527
1.625%, 11/15/50	400,000	209
1.875%, 2/15/41	1,900,000	1,226
2.000%, 2/15/50	12,920,000	7,540
2.250%, 8/15/49	300,000	187
2.375%, 5/15/51	2,300,000	1,459
2.500%, 2/15/45	1,440,000	978
2.500%, 2/15/46	850,000	570
2.875%, 5/15/49	1,750,000	1,248
3.000%, 11/15/44	1,620,000	1,209
3.000%, 5/15/45	1,410,000	1,047
3.000%, 11/15/45	370,000	274
3.000%, 2/15/48	330,000	241
3.000%, 8/15/48 b	700,000	512
3.000%, 2/15/49	10,470,000	7,653
3.000%, 8/15/52	4,500,000	3,279
3.125%, 8/15/44	1,620,000	1,238
3.125%, 5/15/48	2,430,000	1,820
3.375%, 8/15/42	6,500,000	5,267
3.625%, 2/15/53	2,900,000	2,398
3.625%, 5/15/53	1,700,000	1,408
3.875%, 2/15/43	900,000	783
3.875%, 5/15/43	3,100,000	2,695
4.000%, 11/15/42	2,800,000	2,485
4.000%, 11/15/52	15,830,000	14,031
4.375%, 5/15/41	16,080,000	15,160
4.375%, 8/15/43	3,400,000	3,172
US Treasury Inflation Index Bond
0.125%, 1/15/32	882,160	739
0.625%, 7/15/32	1,683,280	1,467
1.125%, 1/15/33	348,898	315
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	507
0.000%, 5/15/41 IO	40,000	16
0.000%, 8/15/41 IO	50,000	20
0.000%, 11/15/41 IO	80,000	32

Governments (118.9%)	Shares/ Par +	Value $ (000’s)

Governments continued
0.000%, 5/15/42 IO	70,000	27
0.000%, 8/15/42 IO	220,000	84
0.000%, 11/15/42 IO	50,000	19

Total		122,742

Total Governments (Cost: $155,486)		122,742

Structured Products (22.0%)

Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
6.179%, (US 30 Day Average SOFR plus 0.865%), 2/27/68 144A	47,925	47
Hertz Vehicle Financing LLC, Series 2022-2A, Class A
2.330%, 6/26/28 144A	300,000	265
Massachusetts Educational Financing Authority, Series 2008-1, Class A1 6.563%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	17,464	17

Total		329

Mortgage Securities (21.7%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5 4.015%, 3/15/52	600,000	536
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	282
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.871%, (CSTR), 11/10/31 144A	600,000	552
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (CSTR, AFC), 4/10/33 144A	200,000	179
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 4.274%, (CSTR), 7/25/33	152	–π
Extended Stay America Trust, Series 2021- ESH, Class A
6.526%, (US SOFR 1 Month plus 1.195%), 7/15/38 144A	380,195	377
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	101,276	99
Federal Home Loan Mortgage Corp., Series 3759, Class FB
5.928%, (US 30 Day Average SOFR plus 0.615%), 11/15/40	18,379	18
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	1,973
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,222,886	2,015

Long-Term U.S. Government Bond Portfolio

Structured Products (22.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	856,628	711
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	621,775	467
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
6.026%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	4,021	4
Federal National Mortgage Association 3.600%, 2/1/40	545,418	482
5.000%, 6/1/35	20,107	20
5.000%, 2/1/36	30,948	30
5.500%, 5/1/49	24,855	24
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	45,928	44
Federal National Mortgage Association, Series 2012-101, Class FC
5.929%, (US 30 Day Average SOFR plus 0.615%), 9/25/42	24,862	24
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	709
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.313%, (CSTR), 10/25/52 144A	557,293	499
Government National Mortgage Association 4.000%, 10/23/53	800,000	721
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	275,521	216
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	176,000	131
GS Mortgage Securities Trust, Series 2015-590M, Class B 3.932%, (CSTR), 10/10/35 144A	300,000	267
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	555
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 4.970%, (CSTR, AFC), 5/25/33	558	1

Structured Products (22.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
6.616%, (US SOFR 1 Month plus 1.284%), 12/15/38 144A	200,000	186
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	92,443	85
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
6.965%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	174,287	174
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1 6.102%, (US SOFR 1 Month plus 0.775%), (AFC), 10/19/34	1,506	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A 3.100%, (AFC), 1/25/60 144A	200,000	166
Uniform Mortgage Backed Security TBA
3.000%, 10/12/53	300,000	248
4.500%, 11/13/53	4,000,000	3,674
5.500%, 11/13/53	2,700,000	2,609
6.000%, 10/12/53	3,100,000	3,059
6.500%, 10/12/53	1,200,000	1,205
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	76

Total		22,419

Total Structured Products (Cost: $24,574)		22,748

Short-Term Investments (1.8%)

Governments (1.8%)
US Treasury 0.000%, 12/14/23	291,000	288
0.000%, 12/21/23	1,192,000	1,178
0.000%, 12/28/23	345,000	340

Total		1,806

Total Short-Term Investments (Cost: $1,806)		1,806

Total Investments (143.0%) (Cost: $182,227)@		147,616

Other Assets, Less Liabilities (-43.0%)		(44,384)

Net Assets (100.0%)		103,232

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	17,900	179	12/23	$18,859	$145	$(28)
Ten-Year US Treasury Note Future	Long	USD	1,300	13	12/23	1,405	(23)	3
Two-Year US Treasury Note Future	Short	USD	1,600	8	12/23	1,622	4	(1)
Ultra Ten-Year US Treasury Note Future	Short	USD	20,700	207	12/23	23,093	648	(49)

Long-Term U.S. Government Bond Portfolio

Futures (continued)

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

US Treasury Long Bond Future	Short	USD	5,700	57	12/23	$6,486	$346	$(16)

							$1,120	$(91)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)

1-Day USD-SOFR Compounded-OIS	1.750%	10/53	500	USD	$(8)	$199	$191	$	–π
1-Day USD-SOFR Compounded-OIS	0.750%	3/31	1,000	USD	16	225	241		–π
1-Day USD-SOFR Compounded-OIS	1.250%	6/41	3,110	USD	98	1,159	1,257		(1)

					$106	$1,583	$1,689		$(1)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)

1-Day USD-SOFR Compounded-OIS	1.600%	10/28	9,000	USD	$13	$(1,111)	$(1,098)	$5
1-Day USD-SOFR Compounded-OIS	1.000%	12/25	3,170	USD	34	(307)	(273)	1

					$47	$(1,418)	$(1,371)	$6

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Ten-Year US Treasury Note Future	USD	10	$110.000	10/23	10	$(2)
Put - Ten-Year US Treasury Note Future	USD	10	107.000	10/23	10	(5)

(Premiums Received $7)						$(7)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$6	$3	$9	$(1)	$(94)	$(95)	$(7)

+	All par is stated in U.S. Dollar unless otherwise noted.
b	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023 the value of these securities (in thousands) was $3,710 representing 3.6% of the net assets.

π	Amount is less than one thousand.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $156,377 and the net unrealized depreciation of investments based on that cost was $7,330 which is comprised of $2,728 aggregate gross unrealized appreciation and $10,058 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$320	$—
Governments	—	122,742	—
Structured Products	—	22,748	—
Short-Term Investments	—	1,806	—
Other Financial Instruments^
Futures	1,143	—	—
Interest Rate Swaps	—	1,689	—

Total Assets:	$1,143	$149,305	$—

Liabilities:
Other Financial Instruments^
Futures	(23)	—	—
Written Options	(7)	—	—
Interest Rate Swaps	—	(1,371)	—

Total Liabilities:	$(30)	$(1,371)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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